INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
The Company’s inventories consisted of the followings at June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
Raw materials	$46,880	$52,363
Finished goods	11,141	10,722
	$58,021	$63,085
The Company’s inventories consisted of the followings at December 31, 2016 and 2015:
	2016	2015
Raw materials	$52,363	$-
Finished goods (isolates, tinctures and capsules)	10,722	-
	$63,085	$-